Auditor's remuneration - Disclosure of Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Audit and audit related fees	£ 22	£ 23	£ 22
Total Auditor's remuneration	57	57	49
Other audit related fees
Disclosure of products and services [line items]
Audit and audit related fees	12	10	8
Other services
Disclosure of products and services [line items]
Other services	4	5	1
Total for all subsidiaries
Disclosure of products and services [line items]
Audit and audit related fees	£ 19	£ 19	£ 18